CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL RISK MANAGEMENT	CAPITAL RISK MANAGEMENT

Our objectives in managing capital are to ensure we have sufficient liquidity to meet all of our commitments and to execute our business plan. We define capital that we manage as shareholders' equity and indebtedness (including the current portion of our long-term debt, long-term debt, short-term borrowings, the current portion of our lease liabilities, and lease liabilities).

We manage our capital structure, commitments, and maturities and make adjustments based on general economic conditions, financial markets, operating risks, our investment priorities, and working capital requirements. To maintain or adjust our capital structure, we may, with approval from the Board, issue or repay debt and/or short-term borrowings, issue or repurchase shares, pay dividends, or undertake other activities as deemed appropriate under the circumstances. The Board reviews and approves the annual capital and operating budgets, as well as any material transactions that are not part of the ordinary course of business, including proposals for acquisitions or other major financing transactions, investments, or divestitures.

We monitor debt leverage ratios as part of the management of liquidity and shareholders' return to sustain future development of the business, conduct valuation-related analyses, and make decisions about capital.

The wholly owned subsidiary through which our Rogers World Elite Mastercard, Rogers Platinum Mastercard, and Fido Mastercard programs are operated is regulated by the Office of the Superintendent of Financial Institutions, which requires that a minimum level of regulatory capital be maintained. Rogers' subsidiary was in compliance with that requirement as at December 31, 2019 and 2018. The capital requirements are not material to the Company as at December 31, 2019 or December 31, 2018.

With the exception of the Rogers World Elite Mastercard, Rogers Platinum Mastercard, and Fido Mastercard programs and the subsidiary through which they are operated, we are not subject to externally imposed capital requirements. Our overall strategy for capital risk management has not changed since December 31, 2018.